Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Brazil — 1.3%
MercadoLibre, Inc.*	37	$79,468
TOTVS SA	515	4,384
WEG SA	3,108	30,703
Total Brazil		114,555

Canada — 0.4%
Constellation Software, Inc.	14	25,980
Descartes Systems Group, Inc. (The)*	69	5,182
Total Canada		31,162

China — 1.9%
Airtac International Group	180	6,521
BYD Co., Ltd., Class H	2,723	34,082
Chifeng Jilong Gold Mining Co., Ltd., Class H	384	1,962
Contemporary Amperex Technology Co., Ltd., Class H	131	8,236
Haier Smart Home Co., Ltd., Class H	2,396	7,915
Hisense Home Appliances Group Co., Ltd., Class H	1,060	3,108
Kanzhun Ltd.	364	6,741
Kingsoft Corp., Ltd.	1,301	5,018
Li Auto, Inc., Class A*	1,414	11,941
Midea Group Co., Ltd., Class H	573	6,284
NetEase, Inc.	2,306	60,531
Tongcheng Travel Holdings Ltd.	2,070	6,160
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	596	2,686
Zhuzhou CRRC Times Electric Co., Ltd., Class H	565	3,088
Total China		164,273

Denmark — 1.8%
Genmab A/S*	49	15,784
Novo Nordisk A/S, Class B	2,430	143,058
Total Denmark		158,842

Finland — 0.2%
Wartsila OYJ Abp	451	18,350

France — 0.6%
Dassault Systemes SE	900	24,862
Legrand SA	194	31,157
Total France		56,019

Germany — 6.3%
GEA Group AG	132	9,485
Knorr-Bremse AG	125	14,640
Nemetschek SE	86	7,566
RENK Group AG	88	5,658
Rheinmetall AG	33	69,939
SAP SE	791	160,500
Siemens AG	573	174,713
Siemens Energy AG*	620	106,618
Total Germany		549,119

Hungary — 0.1%
Richter Gedeon Nyrt	168	5,653

Israel — 0.6%
Check Point Software Technologies Ltd.*	75	13,463
Elbit Systems Ltd.	35	24,893
Nice Ltd.*	50	5,357
	Shares	Value
Common Stocks (continued)

Israel (continued)
Nova Ltd.*	22	$10,963
Total Israel		54,676

Italy — 0.6%
Ferrari NV	141	47,102
Recordati Industria Chimica e Farmaceutica SpA	170	9,372
Total Italy		56,474

Japan — 9.7%
Advantest Corp.	499	82,503
Ajinomoto Co., Inc.	749	17,091
Asahi Intecc Co., Ltd.	256	4,265
Asics Corp.	570	13,727
Astellas Pharma, Inc.	1,372	19,069
Bandai Namco Holdings, Inc.	508	13,205
Capcom Co., Ltd.	430	10,972
Chugai Pharmaceutical Co., Ltd.	1,218	69,491
Daicel Corp.	315	2,972
Daiichi Sankyo Co., Ltd.	1,408	25,885
Denso Corp.	2,160	30,007
Dexerials Corp.	178	3,102
Disco Corp.	72	30,894
DMG Mori Co., Ltd.	168	2,962
Ebara Corp.	367	11,077
Harmonic Drive Systems, Inc.	120	2,645
Hoya Corp.	249	41,758
Japan Tobacco, Inc.	1,458	52,749
Kagome Co., Ltd.	131	2,320
Kaneka Corp.	86	2,610
Kobayashi Pharmaceutical Co., Ltd.	89	3,120
Komatsu Ltd.	696	26,751
Konami Group Corp.	111	16,169
Mitsubishi Electric Corp.	1,544	48,344
Mitsui Kinzoku Co., Ltd.	49	6,470
Nikon Corp.	333	4,189
Nintendo Co., Ltd.	943	61,467
Nippon Shinyaku Co., Ltd.	84	2,809
Nissan Chemical Corp.	131	4,520
Nitto Denko Corp.	534	11,860
NOF Corp.	228	4,407
Organo Corp.	45	4,734
Otsuka Holdings Co., Ltd.	406	24,322
Rohto Pharmaceutical Co., Ltd.	237	3,930
Sankyo Co., Ltd.	260	4,071
Sanwa Holdings Corp.	203	4,606
SCREEN Holdings Co., Ltd.	71	9,049
Shionogi & Co., Ltd.	692	14,238
SMC Corp.	48	18,716
Sumitomo Bakelite Co., Ltd.	101	3,562
Suzuki Motor Corp.	1,484	20,265
Taiyo Holdings Co., Ltd.	119	3,857
Tokyo Electron Ltd.	307	82,213
Tokyo Ohka Kogyo Co., Ltd.	119	5,614
Unicharm Corp.	1,521	9,262
Yaskawa Electric Corp.	227	7,233
Total Japan		845,082

Netherlands — 4.6%
ASM International NV	33	27,866
ASML Holding NV	249	360,090
BE Semiconductor Industries NV	58	11,350
Total Netherlands		399,306

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Norway — 0.3%
Kongsberg Gruppen ASA	661	$22,762

South Korea — 0.7%
HD Hyundai Marine Solution Co., Ltd.	41	5,224
Hyundai Rotem Co., Ltd.	86	13,772
Kakao Corp.	342	14,589
LIG Nex1 Co., Ltd.*	19	6,356
Samsung Heavy Industries Co., Ltd.*	683	13,974
Samyang Foods Co., Ltd.	7	5,738
SK Biopharmaceuticals Co., Ltd.*	70	5,738
Total South Korea		65,391

Sweden — 3.5%
Alfa Laval AB	314	18,353
Assa Abloy AB, Class B	778	31,631
Atlas Copco AB, A Shares	3,411	70,803
Epiroc AB, Class A	872	24,597
Hexagon AB, B Shares	1,761	20,012
Saab AB, Class B	394	30,858
Sandvik AB	922	36,631
SKF AB, B Shares	365	9,591
Swedish Orphan Biovitrum AB*	284	10,812
Volvo AB, B Shares	1,477	54,059
Total Sweden		307,347

Switzerland — 1.4%
ABB Ltd.	1,326	114,786
Logitech International SA	115	9,952
Total Switzerland		124,738

Taiwan — 6.7%
Accton Technology Corp.	393	13,924
Advantech Co., Ltd.	684	6,510
Asia Vital Components Co., Ltd.	278	12,897
ASMedia Technology, Inc.	75	3,074
Delta Electronics, Inc.	1,698	65,826
E Ink Holdings, Inc.	944	5,249
Elite Material Co., Ltd.	251	13,918
Fortune Electric Co., Ltd.	262	8,076
Gold Circuit Electronics Ltd.	380	8,465
Hotai Motor Co., Ltd.	467	8,073
International Games System Co., Ltd.	251	5,711
Jentech Precision Industrial Co., Ltd.	107	9,656
momo.com, Inc.	383	2,294
Parade Technologies Ltd.	116	1,950
PharmaEssentia Corp.	327	8,001
Taiwan Semiconductor Manufacturing Co., Ltd.	7,219	407,173
Voltronic Power Technology Corp.	103	2,792
Total Taiwan		583,589

Turkey — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,413	23,797
Hektas Ticaret TAS*	21,957	1,696
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	1,637	1,820
TR Anadolu Metal Madencilik Isletmeleri A/S*	639	2,109
Turk Altin Isletmeleri A/S*	3,235	4,061
Ulker Biskuvi Sanayi A/S, (Turkey)	654	2,036
Total Turkey		35,519

United Kingdom — 2.4%
AstraZeneca PLC	1,110	207,155

	Shares	Value
Common Stocks (continued)

United States — 56.3%
Adobe, Inc.*	86	$25,220
Airbnb, Inc., Class A*	103	13,325
Allegion PLC	68	11,247
Alphabet, Inc., Class A	1,857	627,666
Amazon.com, Inc.*	1,687	403,699
AMETEK, Inc.	56	12,543
Apple, Inc.	1,575	408,681
Applied Materials, Inc.	162	52,216
AppLovin Corp., Class A*	64	30,279
Arista Networks, Inc.*	260	36,852
Autodesk, Inc.*	47	11,885
Automatic Data Processing, Inc.	94	23,201
Axon Enterprise, Inc.*	19	9,188
Broadcom, Inc.	944	312,747
Cadence Design Systems, Inc.*	58	17,189
Church & Dwight Co., Inc.	66	6,352
Cisco Systems, Inc.	805	63,048
Colgate-Palmolive Co.	193	17,426
Corteva, Inc.	166	12,085
Deckers Outdoor Corp.*	44	5,251
Deere & Co.	62	32,736
Dell Technologies, Inc., Class C	77	8,812
Docusign, Inc.*	60	3,152
DoorDash, Inc., Class A*	96	19,644
Eaton Corp. PLC	281	98,749
Electronic Arts, Inc.	61	12,439
Eli Lilly & Co.	211	218,839
Fair Isaac Corp.*	5	7,316
Fortinet, Inc.*	163	13,245
GSK PLC	2,947	75,886
IDEX Corp.	23	4,567
Illinois Tool Works, Inc.	69	18,027
Incyte Corp.*	55	5,504
Insulet Corp.*	20	5,116
International Business Machines Corp.	191	58,580
Intuit, Inc.	58	28,937
Intuitive Surgical, Inc.*	81	40,842
Kenvue, Inc.	492	8,561
Keysight Technologies, Inc.*	40	8,653
Kimberly-Clark Corp.	85	8,499
Lam Research Corp.	256	59,766
McCormick & Co., Inc.	79	4,885
Meta Platforms, Inc., Class A	485	347,502
Mettler-Toledo International, Inc.*	5	6,866
Microsoft Corp.	1,177	506,451
Monolithic Power Systems, Inc.	11	12,366
Motorola Solutions, Inc.	36	14,491
NVIDIA Corp.	3,555	679,467
Oracle Corp.	581	95,621
Palo Alto Networks, Inc.*	146	25,838
PepsiCo, Inc.	312	47,933
Philip Morris International, Inc.	352	63,163
Pinterest, Inc., Class A*	178	3,939
PTC, Inc.*	31	4,840
QUALCOMM, Inc.	222	33,653
Regeneron Pharmaceuticals, Inc.	24	17,795
ResMed, Inc.	37	9,557
ServiceNow, Inc.*	216	25,274
Sherwin-Williams Co. (The)	58	20,569
Texas Instruments, Inc.	188	40,523
Trade Desk, Inc. (The), Class A*	133	4,034
Trane Technologies PLC	161	67,713
Ubiquiti, Inc.	14	7,720
Veeva Systems, Inc., Class A*	42	8,565
Vertiv Holdings Co., Class A	91	16,942
Zoetis, Inc.	107	13,356

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

United States (continued)
Zoom Video Communications, Inc., Class A*	65	$5,986
Total United States		4,923,019

Total Common Stocks
(Cost $7,176,578)		8,723,031

Preferred Stock — 0.0%(a)
Germany — 0.0%(a)
FUCHS SE, 3.00%
(Cost $2,872)	62	2,697

Warrants — 0.0%(a)
Canada — 0.0%(a)
Constellation Software, Inc., 11.50%, expires 3/31/40*(b)
(Cost $–)	11	0

Short-Term Investment — 0.0%(a)
Money Market Funds — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(c)
(Cost $3)	3	3

Total Investments — 99.8% (Cost $7,179,453)		8,725,731
Other Assets and Liabilities, Net — 0.2%		15,803
Net Assets — 100.0%		$8,741,534

		% of
Industry	Value	Net Assets
Information Technology	$4,042,740	46.2%
Industrials	1,423,470	16.3
Communication Services	1,170,036	13.4
Health Care	1,009,736	11.6
Consumer Discretionary	735,630	8.4
Consumer Staples	253,066	2.9
Materials	91,050	1.0
Money Market Funds	3	0.0 (a)
Total Investments	$8,725,731	99.8%
Other Assets and Liabilities, Net	15,803	0.2
Total Net Assets	$8,741,534	100 .0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	Reflects the 1-day yield at January 31, 2026.

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,723,031	$—	$—		$8,723,031
Preferred Stock	2,697	—	—		2,697
Warrants	—	—	0	(e)	—
Short-Term Investment:
Money Market Funds	3	—	—		3
Total Investments in Securities	$8,725,731	$—	$0		$8,725,731

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.
(e)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.